VARIABLE INTEREST ENTITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Variable Interest Entities [Abstract]
VARIABLE INTEREST ENTITIES
5. VARIABLE INTEREST ENTITIES
FET and its subsidiaries perform qualitative analyses based on control and economics to determine whether a variable interest classifies FET or its subsidiaries as the primary beneficiary (a controlling financial interest) of a VIE. An enterprise has a controlling financial interest if it has both power and economic control, such that an entity has: (i) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance; and (ii) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. FET consolidates a VIE when it is determined that it is the primary beneficiary.
At its inception, MAIT issued Class A membership interests to FET and Class B membership interests to FE PA predecessors (PN and ME). The Class A interests represent the functional equivalent of managing interests, providing FET with the power to direct the activities that most significantly impact MAIT’s performance. The Class B interests represent the functional equivalent of economic interest conveying no kick-out
or participating rights over the Class A membership interests. Management concluded that MAIT is a VIE and that FET is the primary beneficiary because FET has exposure to the economics of MAIT and the power to direct the significant activities of MAIT through its ownership of the Class A membership interests. On January 1, 2024, FE PA, as successor-in-interest
to PN and ME, transferred their respective Class B equity interests of MAIT to FE. FE ultimately contributed the MAIT Class B equity interests to FET in exchange for a special purpose membership interest in FET. The transfer of the Class B membership interests to FET during the first quarter of 2024 had no impact on MAIT’s classification as a VIE.
The following shows the carrying amounts and classification of the MAIT assets and liabilities included in the consolidated financial statements as of September 30, 2025, and December 31, 2024. Amounts exclude intercompany balances which were eliminated in consolidation. FET has not provided any guarantees or other credit support for the benefit of MAIT or MAIT’s creditors.

Assets	September 30, 2025	December 31, 2024
	(In millions)
Cash and cash equivalents	$95	$—
Receivables	36	32
Notes receivable from affiliated companies	88	5
Prepaid taxes and other current assets	5	2

Total current assets	224	39

Property, plant and equipment, net	4,063	3,558
Goodwill	224	224
Regulatory assets	7	18
Operating lease right-of-use asset	1	1
Other noncurrent assets	7	14

Total noncurrent assets	4,302	3,815

TOTAL ASSETS	$4,526	$3,854

Liabilities	September 30, 2025	December 31, 2024
	(In millions)
Accounts payable	$86	$90
Accrued interest	23	11
Accrued taxes	5	7
Other current liabilities	9	8

Total current liabilities	123	116

Long-term debt and other long-term obligations	1,474	1,276
Accumulated deferred income taxes	422	366
Other noncurrent liabilities	3	2

Total noncurrent liabilities	1,899	1,644

TOTAL LIABILITIES	$2,022	$1,760

5. VARIABLE INTEREST ENTITIES
FET and its subsidiaries perform qualitative analyses based on control and economics to determine whether a variable interest classifies FET or its subsidiaries as the primary beneficiary (a controlling financial interest) of a VIE. An enterprise has a controlling financial interest if it has both power and economic control, such that an entity has: (i) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance; and (ii) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. FET consolidates a VIE when it is determined that it is the primary beneficiary.
At its inception, MAIT issued Class A membership interests to FET and Class B membership interests to FE PA predecessors (PN and ME). The Class A interests represent the functional equivalent of managing interests, providing FET with the power to direct the activities that most significantly impact MAIT’s performance. The Class B interests represent the functional equivalent of economic interest conveying no kick-out
or participating

rights over the Class A membership interests. Management concluded that MAIT is a VIE and that FET is the primary beneficiary because FET has exposure to the economics of MAIT and the power to direct the significant activities of MAIT through its ownership of the Class A membership interests. On January 1, 2024, FE PA, as successor-in-interest
to PN and ME, transferred their respective Class B equity interests of MAIT to FE. FE ultimately contributed the MAIT Class B equity interests to FET in exchange for a special purpose membership interest in FET. The transfer of the Class B membership interests to FET during the first quarter of 2024 had no impact on MAIT’s classification as a VIE.
The following shows the carrying amounts and classification of the MAIT assets and liabilities included in the consolidated financial statements as of December 31, 2024 and 2023. Amounts exclude intercompany balances which were eliminated in consolidation. FET has not provided any guarantees or other credit support for the benefit of MAIT or MAIT’s creditors.

Assets	December 31, 2024	December 31, 2023
(In millions)
Receivables	$32	$22
Notes receivable from affiliated companies	5	—
Prepaid taxes and other current assets	2	4

Total current assets	39	26

Property, plant and equipment, net	3,558	3,013
Goodwill	224	224
Regulatory assets	18	13
Operating lease right-of-use asset	1	1
Other noncurrent assets	14	11

Total noncurrent assets	3,815	3,262

TOTAL ASSETS	$3,854	$3,288

Liabilities	December 31, 2024	December 31, 2023
(In millions)
Short-term borrowings - affiliated companies	$—	$125
Accounts payable	90	3
Accrued interest	11	8
Accrued taxes	7	—
Other current liabilities	8	8

Total current liabilities	116	144

Long-term debt and other long-term obligations	1,276	1,029
Accumulated deferred income taxes	366	325
Other noncurrent liabilities	2	2

Total noncurrent liabilities	1,644	1,356

TOTAL LIABILITIES	$1,760	$1,500